Equity Transactions (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Disclosure Stock Options Tables Abstract
Schedule of Stock Option Issued

The following table summarizes the activity relating to the Company’s stock options for the three months ended September 30, 2019:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2019	58,000	$12.50	5.2	$87,480
Granted	—	—	—	—
Options Exercised or Forfeited	—	—	—	—
Outstanding at September 30, 2019	58,000	$12.50	4.8	$87,480
Exercisable at September 30, 2019	58,000	$12.50	4.8	$87,480

The fair value of each option grant on the date of grant is estimated using the Black-Scholes option. There were no options granted during the three months ended September 30, 2019. The pricing model reflected the following weighted-average assumptions for the three months ended September 30, 2018:

	September 30 2019	September 30 2018
Expected life of options (In years)	—	9.5
Expected volatility	—	63.09%
Risk free interest rate	—	0.00%
Dividend Yield	—	0%

The following table summarizes the activity relating to the Company’s stock options for the years ended June 30, 2018 and 2019:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2017	32,000	$12.50	5.9	$142,000
Granted	10,000	$18.75	5.0	$—
Options Exercised	(800)	$2.50	—	$—
Outstanding at June 30, 2018	41,200	$15.00	5.8	$142,000
Granted	16,800	$5.00	4.5	$131,000
Options Exercised or Forfeited	—	$—	—	$—
Outstanding at June 30, 2019	58,000	$12.50	5.2	$273,000
Exercisable at June 30, 2019	58,000	$12.50	5.2	$—

The fair value of each option grant on the date of grant is estimated using the Black-Scholes Option – Pricing model reflecting the following weighted-average assumptions:

	June 30,
	2019	2018
Expected life of options (In years)	5	5
Expected volatility	69.77%	103.13%
Risk free interest rate	2.60%	2.28%
Dividend Yield	0%	0%

Schedule of option outstanding and exercisable by exercise price

The following is a summary of stock options outstanding and exercisable by exercise price as of September 30, 2019:

Exercise Price	Outstanding	Weighted Average Contract Life	Exercisable
$3.75	5,600	4.3	5,600
$6.25	10,400	4.4	10,400
$7.50	24,800	6.4	24,800
$8.75	800	4.0	800
$12.50	4,000	3.3	4,000
$25.00	1,600	3.0	1,600
$26.25	4,400	2.6	4,400
$27.50	800	2.5	800
$28.75	1,600	2.9	1,600
$31.25	4,000	2.1	4,000
Total	58,000		58,000

The following is a summary of stock options outstanding and exercisable by exercise price as of June 30, 2019:

		Weighted Average
Exercise Price	Outstanding	Contract Life	Exercisable
$3.75	5,600	4.6	5,600
$6.25	10,400	4.3	10,400
$7.50	24,800	6.7	24,800
$8.75	800	4.3	800
$12.50	4,000	3.6	4,000
$25.00	1,600	3.3	1,600
$26.25	4,400	2.8	4,400
$27.50	800	2.7	800
$28.75	1,600	3.1	1,600
$31.25	4,000	2.4	4,000
Total	58,000		58,000

Schedule of Warrants Issued

The following table summarizes the warrants activity during the three months ended September 30, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2019	124,667	$45.00	5.6	$716,653
Granted	1,250,000	$3.75	5.0	$5,906,250
Expired	—	$—	—	$—
Outstanding and exercisable at September 30, 2019	1,374,667	$5.00	4.9	$6,622,903

The following table summarizes the warrants that have been issued:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Shares	Exercise Price	Life (Years)	Value
Outstanding at June 30, 2017	49,391	$62.50	0.5
Granted	28,802	$27.50	5.3
Expired	(40,000)	$62.50	—
Outstanding at June 30, 2018	38,193	$36.25	5.5	$—
Granted	1,713,333	$45.00	5.6	$1,159,988
Expired		$—	—	$—
Exercised	(1,626,859)	$45.00	—	$—
Outstanding and exercisable at June 30, 2019	124,667	$45.00	5.6	$1,202,678